Finance costs	12 Months Ended
Dec. 31, 2025
Finance costs [Abstract]
Finance costs
19.
Finance costs
2025 2024
Interest on long-term debt $ 55,061 $ 91,921
Accretion [note 15] 40,658 36,243
Other charges 19,456 19,007
Total $ 115,175 $ 147,171
No
borrowing costs were determined to be eligible for capitalization during the year.